Related Parties - Schedule of Information About Board of Directors Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 927
Pension contribution
Shares at year-end	1,133,131	893,060
Key employees [Abstract]
Salaries and benefits	$ 6,292	$ 5,408
Pension contribution	608	492
Termination benefits	1,977
Other long- term benefits	5,015	985
Robert Wessman [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	740
Pension contribution
Shares at year-end	0	0
Richard Davies [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 68
Pension contribution
Shares at year-end	1,133,131	893,060
Ann Merchant [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 43
Pension contribution
Arni Hararson [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees
Pension contribution
Shares at year-end
Faysal Kalmoua [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees
Pension contribution
Shares at year-end
Linda McGoldrick [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 38
Pension contribution
Shares at year-end
Lisa Graver [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees	$ 38
Pension contribution
Shares at year-end
Tomas Ekman [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees
Pension contribution
Shares at year-end
Hirofumi Imai [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees
Pension contribution
Shares at year-end
Tanya Zharov [Member]
Schedule of Information About Board of Directors Remuneration [Line Items]
Board fees
Pension contribution
Mark Levick CEO [Member]
Key employees [Abstract]
Salaries and benefits	$ 892	877
Pension contribution	162	159
Termination benefits	1,157
Other long- term benefits	0
Other Executive Team Members [Member]
Key employees [Abstract]
Salaries and benefits	5,400	4,531
Pension contribution	446	333
Termination benefits	820
Other long- term benefits	$ 5,015	$ 985